Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) - PSU	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance	653,606	656,599	641,914	717,564	656,599	646,648	717,564
Granted	1,590	218,670	730	196,160		10,330
Dividend equivalent participation			4,004			6,300
Paid		(221,663)		(271,810)		(3,629)
Forfeited	(2,517)					(3,050)
Ending balance	652,679	653,606	646,648	641,914	652,679	656,599	646,648